Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
International Advantage Portfolio (Prospectus Summary): | International Advantage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	International Advantage Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 25 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the International Advantage Portfolio, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the International Advantage Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
International Advantage Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFAPX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	974
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,300
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,222
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P (commenced operations on 12/28/10) Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.71%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.75%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2010	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.